LONG-TERM DEBT-MORTGAGES (Details Narrative) - USD ($)	1 Months Ended
	Mar. 31, 2020	Nov. 30, 2019	Jul. 31, 2024
Debt Instrument [Line Items]
Debt instrument face amount		$ 5,255,920
Carrying value of property			$ 34,709,092
Bond St. land and building, Brooklyn, NY [Member]
Debt Instrument [Line Items]
Debt instrument face amount		6,000,000
Additional loans		144,080
Amount outstanding		$ 5,400,000
Term of loan		5 years
Bond St. land and building, Brooklyn, NY [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate, percent		3.54%
Bond St. land and building, Brooklyn, NY [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate, percent		4.375%
Fishkill land and building [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 4,000,000
Interest rate, percent	3.98%
Term of loan	20 years